Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial instruments and financial risk management

23. Financial instruments and financial risk management

Financial assets and liabilities as of December 31, 2023, and 2022 are presented below.

December 31, 2023	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	34,016	-
Trade and other receivables	67	-
Restricted cash equivalents	332	-
Payables and accrued liabilities	-	3,544
Lease liability	-	160
	34,415	3,704

December 31, 2022	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	50,611	-
Trade and other receivables	457	-
Restricted cash equivalents	322	-
Payables and accrued liabilities	-	3,752
Lease liability	-	179
	51,390	3,931

The Company assessed that the fair values of cash and cash equivalents, trade receivables and other receivables, restricted cash equivalents, payables and accrued liabilities and lease liability approximate their carrying amounts largely due to the short-term maturities of these instruments.

Assets and liabilities, such as value added taxes, that are not contractual and that arise as a result of statutory requirements imposed by governments, do not meet the definition of financial assets or financial liabilities and are, therefore, excluded from trade and other receivables and payables and accrued liabilities.

Financial risk factors

The following provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk and foreign exchange risk and how the Company manages those risks.

(a) Credit risk

Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company regularly monitors credit risk exposure and takes steps to mitigate the likelihood of this exposure resulting in losses. The Company’s exposure to credit risk currently relates to the financial assets at amortized cost in the table above. The Company holds its available cash in amounts that are readily convertible to known amounts of cash and deposits its cash balances with financial institutions that have an investment grade rating of at least “P-2” or the equivalent. This information is supplied by independent rating agencies where available and, if not available, the Company uses publicly available financial information to ensure that it invests its cash in creditworthy and reputable financial institutions. Once there are indicators that there is no reasonable expectation of recovery, such financial assets are written off but are still subject to enforcement activity.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

As of December 31, 2023, two counterparties included in trade accounts receivable comprised a total receivable of approximately $67 (2022 - three counterparties for $403) of which $nil (2022 - $nil) was past due, considered to be impaired and fully provided for.

Generally, the Company does not require collateral or other security from customers for trade accounts receivable; however, credit is extended following an evaluation of creditworthiness. In addition, the Company performs ongoing credit reviews of all of its customers and determines expected credit losses. On this basis, as of December 31, 2023, the Company has provided for all outstanding and unpaid amounts relating to its operations.

The maximum exposure to credit risk approximates the amount recognized in the Company’s consolidated statement of financial position.

(b) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages this risk through the management of its capital structure by monitoring rolling forecasts of the Company’s cash and cash equivalents on the basis of expected cash flows.

Management concluded that the Company has sufficient cash on hand to meet its obligations as they become due for the next 12 months, considering the Company’s planned research and development activities, selling, general and administrative expenses and working capital requirements. The Company has the ability to scale its research and development activities, and will do so as necessary, based on cash availability. While the Company has $34,016 in cash and cash equivalents at December 31, 2023, it continues to have an ongoing need for additional capital resources to research and develop, commercialize and manufacture its products and technologies.

All of the Company’s financial liabilities except lease liabilities are current liabilities with expected settlement dates within one year. The maturity analysis for lease liabilities is disclosed in note 14.

(c) Foreign exchange risk

Entities using the Euro as their functional currency

The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Euro. As of December 31, 2023, if the US dollar had increased or decreased by 10% against the Euro, with all other variables held constant, net loss for the year ended December 31, 2023, would have been lower or higher by approximately $1,055 (2022 - $823 and 2021 - $300).

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)